Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (67.8%)(a)
	Shares	Value
Basic materials (2.9%)
AptarGroup, Inc.	427	$53,392
ArcelorMittal SA (France)	3,918	97,989
Archer-Daniels-Midland Co.	758	57,168
Arkema SA (France)	312	30,766
BHP Group, Ltd. (ASE Exchange) (Australia)	3,239	91,844
BHP Group, Ltd. (London Exchange) (Australia)	463	13,118
BlueScope Steel, Ltd. (Australia)	3,945	49,268
Builders FirstSource, Inc.(NON)	3,563	443,558
CF Industries Holdings, Inc.	705	60,447
Cie de Saint-Gobain SA (France)	1,868	111,909
Corteva, Inc.	1,181	60,420
CRH PLC (Ireland)	1,862	102,699
Dow, Inc.	1,047	53,983
Eiffage SA (France)	527	50,059
Element Solutions, Inc.	2,781	54,535
Fortune Brands Innovations, Inc.	874	54,328
Freeport-McMoRan, Inc. (Indonesia)	1,490	55,562
Glencore PLC (United Kingdom)	13,543	77,450
Holcim AG (Switzerland)	852	54,550
Huntsman Corp.	2,240	54,656
Linde PLC	153	56,970
Martin Marietta Materials, Inc.	504	206,882
Misumi Group, Inc. (Japan)	400	6,245
Nucor Corp.	366	57,224
Olin Corp.	1,102	55,078
PPG Industries, Inc.	445	57,761
Reliance Steel & Aluminum Co.	224	58,740
Rio Tinto PLC (United Kingdom)	891	55,970
Sherwin-Williams Co. (The)	230	58,662
Shin-Etsu Chemical Co., Ltd. (Japan)	4,100	119,000
South32, Ltd. (Australia)	8,764	19,174
Steel Dynamics, Inc.	555	59,507
Tenaris SA (Italy)	2,186	34,541
TopBuild Corp.(NON)	215	54,094
WestRock Co.	1,881	67,340
Weyerhaeuser Co.(R)	3,591	110,077
Yara International ASA (Norway)	1,013	38,366

		2,743,332
Capital goods (2.8%)
Allison Transmission Holdings, Inc.	1,149	67,860
Aptiv PLC(NON)	733	72,266
BAE Systems PLC (United Kingdom)	10,035	121,814
Berry Global Group, Inc.	898	55,595
Boeing Co. (The)(NON)	274	52,520
Caterpillar, Inc.	596	162,708
Cummins, Inc.	252	57,572
Dassault Aviation SA (France)	154	28,967
Deere & Co.	141	53,211
Eaton Corp. PLC	245	52,254
Emerson Electric Co.	561	54,176
Fortive Corp.	729	54,063
GEA Group AG (Germany)	1,120	41,398
HEICO Corp.	332	53,761
Honeywell International, Inc.	305	56,346
Ingersoll Rand, Inc.	851	54,226
ITT, Inc.	548	53,655
Jacobs Solutions, Inc.	742	101,283
Johnson Controls International PLC	1,008	53,636
Kone Oyj Class B (Finland)	248	10,457
L3Harris Technologies, Inc.	338	58,853
Legrand SA (France)	568	52,129
LKQ Corp.	1,087	53,817
Lockheed Martin Corp.	146	59,708
Mitsubishi Heavy Industries, Ltd. (Japan)	2,100	117,655
NGK Insulators, Ltd. (Japan)	2,400	31,810
Otis Worldwide Corp.	719	57,743
Parker Hannifin Corp.	118	45,963
Prysmian SpA (Italy)	2,672	107,200
Republic Services, Inc.	412	58,714
RTX Corp.	708	50,955
Tetra Tech, Inc.	395	60,052
Textron, Inc.	737	57,589
TransDigm Group, Inc.(NON)	67	56,490
Valmont Industries, Inc.	234	56,209
Vertiv Holdings Co.	8,840	328,848
Vinci SA (France)	1,025	113,474
Xylem, Inc./NY	592	53,890

		2,678,867
Communication services (1.1%)
American Tower Corp.(R)	1,080	177,606
AT&T, Inc.	22,043	331,086
Comcast Corp. Class A	1,366	60,568
Crown Castle, Inc.(R)	581	53,469
Iridium Communications, Inc.	1,152	52,404
KDDI Corp. (Japan)	1,500	45,917
Nippon Telegraph & Telephone Corp. (Japan)	45,000	53,149
SBA Communications Corp.(R)	759	151,929
Telstra Group, Ltd. (Australia)	26,598	65,773
Verizon Communications, Inc.	1,751	56,750

		1,048,651
Communications equipment (0.1%)
Motorola Solutions, Inc.	196	53,359

		53,359
Computers (6.0%)
Apple, Inc.	23,516	4,026,174
Cisco Systems, Inc.	11,132	598,456
Dropbox, Inc. Class A(NON)	1,996	54,351
Elastic NV(NON)	998	81,078
Fortinet, Inc.(NON)	927	54,396
Fujitsu, Ltd. (Japan)	800	94,125
GitLab, Inc. Class A(NON)	1,231	55,666
HashiCorp., Inc. Class A(NON)	2,261	51,619
MongoDB, Inc.(NON)	190	65,713
MSCI, Inc.	111	56,952
NetApp, Inc.	382	28,986
Pure Storage, Inc. Class A(NON)	1,469	52,326
RingCentral, Inc. Class A(NON)	1,780	52,741
Smartsheet, Inc. Class A(NON)	1,774	71,776
Snowflake, Inc. Class A(NON)	359	54,844
Synopsys, Inc.(NON)	679	311,641

		5,710,844
Conglomerates (0.8%)
3M Co.	548	51,304
AMETEK, Inc.	2,970	438,847
General Electric Co.	504	55,717
Marubeni Corp. (Japan)	6,800	105,976
Mitsui & Co., Ltd. (Japan)	3,500	126,854

		778,698
Consumer cyclicals (10.6%)
Amazon.com, Inc.(NON)	12,173	1,547,432
Aristocrat Leisure, Ltd. (Australia)	4,192	110,003
Automatic Data Processing, Inc.	3,099	745,557
AutoZone, Inc.(NON)	23	58,420
Bandai Namco Holdings, Inc. (Japan)	4,300	87,456
Bayerische Motoren Werke AG (Germany)	562	57,245
Booking Holdings, Inc.(NON)	259	798,743
Boyd Gaming Corp.	871	52,983
Caesars Entertainment, Inc.(NON)	1,023	47,416
Cintas Corp.	108	51,949
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)	827	77,781
DraftKings, Inc. Class A(NON)	1,810	53,286
Ecolab, Inc.	312	52,853
Expedia Group, Inc.(NON)	618	63,697
Ford Motor Co.	4,676	58,076
General Motors Co.	8,264	272,464
Global Payments, Inc.	451	52,041
Hermes International (France)	67	121,799
Hilton Worldwide Holdings, Inc.	368	55,266
Home Depot, Inc. (The)	164	49,554
Host Hotels & Resorts, Inc.(R)	3,405	54,718
Industria de Diseno Textil SA (Spain)	3,317	123,456
Informa PLC (United Kingdom)	9,465	86,248
Jardine Matheson Holdings, Ltd. (Hong Kong)	500	23,200
JD Sports Fashion PLC (United Kingdom)	29,865	54,408
La Francaise des Jeux SAEM (France)	402	13,055
Lennar Corp. Class A	478	53,646
Lowe's Cos., Inc.	246	51,129
Lululemon Athletica, Inc. (Canada)(NON)	155	59,770
LVMH Moet Hennessy Louis Vuitton SA (France)	255	192,379
Marriott International, Inc./MD Class A	304	59,754
Mastercard, Inc. Class A	648	256,550
MGM Resorts International	1,320	48,523
Netflix, Inc.(NON)	1,945	734,432
Nintendo Co., Ltd. (Japan)	2,900	120,815
NVR, Inc.(NON)	10	59,633
O'Reilly Automotive, Inc.(NON)	726	659,832
Owens Corning	472	64,386
Pandora A/S (Denmark)	593	61,132
PayPal Holdings, Inc.(NON)	10,015	585,477
Rational AG (Germany)	18	11,396
Ross Stores, Inc.	1,642	185,464
Stellantis NV (Italy)	6,746	129,323
Tesla, Inc.(NON)	2,278	570,001
TJX Cos., Inc. (The)	667	59,283
Toll Brothers, Inc.	668	49,405
Toyota Motor Corp. (Japan)	600	10,782
Trade Desk, Inc. (The) Class A(NON)	632	49,391
Volkswagen AG (Preference) (Germany)	778	89,576
Walmart, Inc.	6,329	1,012,197
WEX, Inc.(NON)	282	53,041
Wolters Kluwer NV (Netherlands)	215	26,038

		10,022,461
Consumer staples (4.9%)
Auto Trader Group PLC (United Kingdom)	5,839	43,769
Carlsberg A/S Class B (Denmark)	97	12,223
CK Hutchison Holdings, Ltd. (Hong Kong)	10,500	55,961
Coca-Cola Co. (The)	15,107	845,690
Coca-Cola HBC AG (Italy)	2,864	78,387
Coles Group, Ltd. (Australia)	5,427	54,049
Colgate-Palmolive Co.	800	56,888
Costco Wholesale Corp.	103	58,191
DoorDash, Inc. Class A(NON)	843	66,993
Etsy, Inc.(NON)	868	56,055
Hershey Co. (The)	286	57,223
Imperial Brands PLC (United Kingdom)	5,008	101,697
ITOCHU Corp. (Japan)	1,100	39,743
Jeronimo Martins SGPS SA (Portugal)	1,195	26,820
Kenvue, Inc.	2,591	52,027
Keurig Dr Pepper, Inc.	2,188	69,075
Koninklijke Ahold Delhaize NV (Netherlands)	3,495	105,385
L'Oreal SA (France)	378	156,545
McDonald's Corp.	192	50,580
Mondelez International, Inc. Class A	3,003	208,408
Nestle SA (Switzerland)	939	106,033
Nissin Food Products Co., Ltd. (Japan)	700	58,152
PepsiCo, Inc.	532	90,142
Philip Morris International, Inc.	9,052	838,034
Procter & Gamble Co. (The)	2,333	340,291
Recruit Holdings Co., Ltd. (Japan)	3,800	117,019
Sodexo SA (France)	350	36,046
Uber Technologies, Inc.(NON)	14,101	648,505
Unilever PLC (United Kingdom)	2,558	126,233
WH Group, Ltd. (Hong Kong)	53,000	27,655
Yakult Honsha Co., Ltd. (Japan)	3,400	82,586

		4,666,405
Electronics (3.6%)
Broadcom, Inc.	293	243,360
Hamamatsu Photonics KK (Japan)	600	25,227
Hoya Corp. (Japan)	1,000	103,054
Keysight Technologies, Inc.(NON)	408	53,982
NVIDIA Corp.	4,550	1,979,205
Qorvo, Inc.(NON)	609	58,141
Qualcomm, Inc.	5,440	604,166
Shimadzu Corp. (Japan)	2,000	53,114
TDK Corp. (Japan)	700	25,923
Thales SA (France)	593	83,206
Trimble, Inc.(NON)	529	28,492
Vontier Corp.	1,828	56,522
Woodward, Inc.	439	54,550

		3,368,942
Energy (3.3%)
APA Corp.	1,390	57,129
BP PLC (United Kingdom)	27,530	177,757
Cheniere Energy, Inc.	2,209	366,606
Chevron Corp.	380	64,076
ConocoPhillips	500	59,900
Equinor ASA (Norway)	3,146	103,147
Exxon Mobil Corp.	8,158	959,218
Marathon Oil Corp.	21,728	581,224
Marathon Petroleum Corp.	2,519	381,225
Repsol SA (Spain)	7,091	116,729
Schlumberger, Ltd.	945	55,094
Shell PLC (United Kingdom)	916	29,083
Targa Resources Corp.	674	57,775
Valero Energy Corp.	507	71,847

		3,080,810
Financials (9.7%)
3i Group PLC (United Kingdom)	4,558	114,727
Affiliated Managers Group, Inc.	467	60,869
AIB Group PLC (Ireland)	6,980	31,432
Allianz SE (Germany)	214	51,031
Ally Financial, Inc.	1,979	52,800
American Express Co.	529	78,922
American Financial Group, Inc.	517	57,733
American International Group, Inc.	8,147	493,708
Ameriprise Financial, Inc.	859	283,195
Apartment Income REIT Corp.(R)	1,774	54,462
Apollo Global Management, Inc.	642	57,626
AvalonBay Communities, Inc.(R)	318	54,613
Aviva PLC (United Kingdom)	11,240	53,146
AXA SA (France)	383	11,345
Banco Bilbao Vizcaya Argentaria SA (Spain)	16,484	134,222
Bank Hapoalim MB (Israel)	1,686	14,991
Bank Leumi Le-Israel BM (Israel)	8,200	67,801
Bank of Ireland Group PLC (Ireland)	4,757	46,712
Bank of New York Mellon Corp. (The)	5,685	242,465
Berkshire Hathaway, Inc. Class B(NON)	560	196,168
Brixmor Property Group, Inc.(R)	4,266	88,647
Camden Property Trust(R)	567	53,627
Capital One Financial Corp.	582	56,483
Charles Schwab Corp. (The)	1,000	54,900
Chubb, Ltd.	301	62,662
Citigroup, Inc.	14,928	613,989
Corebridge Financial, Inc.	3,117	61,561
DBS Group Holdings, Ltd. (Singapore)	4,600	112,951
Discover Financial Services	5,900	511,117
DNB Bank ASA (Norway)	466	9,386
East West Bancorp, Inc.	1,080	56,927
Equitable Holdings, Inc.	7,938	225,360
Equity Residential(R)	2,651	155,640
Erste Group Bank AG (Czech Republic)	1,104	38,138
Essex Property Trust, Inc.(R)	255	54,083
Eurazeo SE (France)	188	11,199
Exor NV (Netherlands)	404	35,812
Fifth Third Bancorp	2,240	56,739
First Industrial Realty Trust, Inc.(R)	1,094	52,063
Gaming and Leisure Properties, Inc.(R)	1,189	54,159
Gjensidige Forsikring ASA (Norway)	612	8,993
Globe Life, Inc.	524	56,975
Goldman Sachs Group, Inc. (The)	442	143,018
Goodman Group (Australia)(R)	8,359	115,799
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	300	11,185
Intercontinental Exchange, Inc.	504	55,450
Investor AB Class B (Sweden)	6,127	117,275
Israel Discount Bank, Ltd. Class A (Israel)	6,078	32,809
Jefferies Financial Group, Inc.	1,450	53,114
JPMorgan Chase & Co.	6,203	899,559
Julius Baer Group, Ltd. (Switzerland)	740	47,424
Lloyds Banking Group PLC (United Kingdom)	205,537	110,675
Loews Corp.	931	58,942
Marsh & McLennan Cos., Inc.	281	53,474
MetLife, Inc.	6,631	417,156
MGIC Investment Corp.	5,937	99,089
Mid-America Apartment Communities, Inc.(R)	419	53,904
Mizrahi Tefahot Bank, Ltd. (Israel)	987	35,729
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	200	78,026
Nasdaq, Inc.	1,080	52,477
National Australia Bank, Ltd. (Australia)	4,852	90,577
National Retail Properties, Inc.	3,760	132,878
Nordea Bank ABP (Finland)	10,804	118,723
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	7,993	57,949
Open House Co., Ltd. (Japan)	300	10,178
Public Storage(R)	186	49,015
Regency Centers Corp.(R)	882	52,426
Reinsurance Group of America, Inc.	1,144	166,097
RenaissanceRe Holdings, Ltd.	301	59,574
Rithm Capital Corp.(R)	6,114	56,799
Sampo Oyj Class A (Finland)	2,096	90,615
SEI Investments Co.	980	59,025
Simon Property Group, Inc.(R)	1,397	150,918
SLM Corp.	3,740	50,939
Synchrony Financial	1,884	57,594
Tokio Marine Holdings, Inc. (Japan)	2,700	62,241
UBS Group AG (Switzerland)	6,600	163,137
UDR, Inc.(R)	1,484	52,934
Unum Group	1,226	60,307
Vicinity, Ltd. (Australia)(R)	26,103	28,450
Virtu Financial, Inc. Class A	3,248	56,093
W.R. Berkley Corp.	881	55,935
Wells Fargo & Co.	9,945	406,353
Zurich Insurance Group AG (Switzerland)	98	44,907

		9,158,148
Health care (8.4%)
Abbott Laboratories	7,767	752,234
AbbVie, Inc.	2,428	361,918
Amgen, Inc.	257	69,071
AstraZeneca PLC (United Kingdom)	231	31,087
Bio-Rad Laboratories, Inc. Class A(NON)	150	53,768
bioMerieux (France)	207	20,014
Boston Scientific Corp.(NON)	1,160	61,248
Bristol-Myers Squibb Co.	951	55,196
Cardinal Health, Inc.	3,402	295,362
Cigna Corp.	772	220,846
CVS Health Corp.	2,477	172,944
Danaher Corp.	229	56,815
Dentsply Sirona, Inc.	1,633	55,783
Edwards Lifesciences Corp.(NON)	765	52,999
Elevance Health, Inc.	545	237,304
Eli Lilly and Co.	2,244	1,205,320
Exelixis, Inc.(NON)	3,012	65,812
GE HealthCare Technologies, Inc.	451	30,686
GlaxoSmithKline PLC (United Kingdom)	8,188	148,020
HCA Healthcare, Inc.	205	50,426
Hologic, Inc.(NON)	760	52,744
Humana, Inc.	452	219,907
Incyte Corp.(NON)	3,551	205,141
Inspire Medical Systems, Inc.(NON)	242	48,022
Ipsen SA (France)	229	29,994
IQVIA Holdings, Inc.(NON)	251	49,384
Jazz Pharmaceuticals PLC(NON)	420	54,365
Johnson & Johnson	327	50,930
McKesson Corp.	140	60,879
Medpace Holdings, Inc.(NON)	196	47,457
Medtronic PLC	737	57,751
Merck & Co., Inc.	7,785	801,466
Mettler-Toledo International, Inc.(NON)	51	56,512
Neurocrine Biosciences, Inc.(NON)	560	63,000
Novartis AG (Switzerland)	2,248	229,395
Novo Nordisk A/S Class B (Denmark)	3,316	301,643
Olympus Corp. (Japan)	3,300	42,755
Ono Pharmaceutical Co., Ltd. (Japan)	2,600	49,867
Pfizer, Inc.	1,618	53,669
Regeneron Pharmaceuticals, Inc.(NON)	75	61,722
ResMed, Inc.	357	52,790
Roche Holding AG (Switzerland)	786	214,393
Sonic Healthcare, Ltd. (Australia)	3,844	73,545
Teladoc Health, Inc.(NON)	2,625	48,799
Thermo Fisher Scientific, Inc.	102	51,629
UnitedHealth Group, Inc.	364	183,525
Vertex Pharmaceuticals, Inc.(NON)	2,038	708,694
Viatris, Inc.	2,896	28,555
West Pharmaceutical Services, Inc.	71	26,640
Zimmer Biomet Holdings, Inc.	454	50,948

		7,972,974
Semiconductor (0.5%)
Applied Materials, Inc.	616	85,285
ASML Holding NV (Netherlands)	207	121,559
Disco Corp. (Japan)	600	110,183
KLA Corp.	178	81,641
Lam Research Corp.	82	51,395

		450,063
Software (5.1%)
Adobe, Inc.(NON)	1,923	980,538
Atlassian Corp. Class A(NON)	290	58,438
Autodesk, Inc.(NON)	291	60,211
Cadence Design Systems, Inc.(NON)	3,169	742,497
F5 Networks, Inc.(NON)	356	57,366
HubSpot, Inc.(NON)	120	59,100
Manhattan Associates, Inc.(NON)	280	55,345
Microsoft Corp.	8,134	2,568,311
Nexon Co., Ltd. (Japan)	4,000	71,011
ROBLOX Corp. Class A(NON)	2,095	60,671
Square Enix Holdings Co., Ltd. (Japan)	1,400	47,967
Workday, Inc. Class A(NON)	234	50,275

		4,811,730
Technology services (5.2%)
Alphabet, Inc. Class A(NON)	18,569	2,429,939
DocuSign, Inc.(NON)	3,231	135,702
eBay, Inc.	10,674	470,617
Fidelity National Information Services, Inc.	4,676	258,443
Fiserv, Inc.(NON)	470	53,091
GoDaddy, Inc. Class A(NON)	1,953	145,459
Leidos Holdings, Inc.	2,280	210,125
Meta Platforms, Inc. Class A(NON)	3,774	1,132,993
Salesforce, Inc.(NON)	254	51,506
Western Union Co. (The)	4,944	65,162

		4,953,037
Transportation (0.9%)
A.P. Moeller-Maersck A/S Class B (Denmark)	7	12,615
CSX Corp.	11,682	359,222
Delta Air Lines, Inc.	1,459	53,983
Deutsche Lufthansa AG (Germany)(NON)	2,668	21,197
Deutsche Post AG (Germany)	1,476	60,157
FedEx Corp.	228	60,402
Kongsberg Gruppen ASA (Norway)	304	12,519
Kuehne + Nagel International AG (Switzerland)	70	19,849
Nippon Yusen (Japan)	2,100	54,418
Norfolk Southern Corp.	279	54,943
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	15,392	51,233
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	5,036
Union Pacific Corp.	278	56,609
Westinghouse Air Brake Technologies Corp.	532	56,536

		878,719
Utilities and power (1.9%)
AES Corp. (The)	3,183	48,382
American Electric Power Co., Inc.	678	50,999
Centrica PLC (United Kingdom)	44,571	83,677
Constellation Energy Corp.	526	57,376
Dominion Energy, Inc.	1,232	55,033
DTE Energy Co.	587	58,277
Duke Energy Corp.	637	56,222
E.ON SE (Germany)	9,469	112,165
Edison International	779	49,303
Enel SpA (Italy)	12,202	74,874
Eversource Energy	897	52,161
Exelon Corp.	1,377	52,037
National Fuel Gas co.	1,596	82,848
NextEra Energy, Inc.	834	47,780
NRG Energy, Inc.	1,542	59,398
PG&E Corp.(NON)	3,383	54,568
Pinnacle West Capital Corp.	374	27,556
PPL Corp.	1,032	24,314
Public Service Enterprise Group, Inc.	930	52,926
RWE AG (Germany)	1,447	53,773
Sempra	384	26,124
Southern Co. (The)	810	52,423
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,212
Tokyo Gas Co., Ltd. (Japan)	4,600	104,533
Vistra Corp.	10,769	357,315
Xcel Energy, Inc.	957	54,760

		1,751,036

Total common stocks (cost $46,042,269)		$64,128,076

CORPORATE BONDS AND NOTES (12.6%)(a)
	Principal amount	Value
Basic materials (0.8%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$20,000	$20,006
Arsenal AIC Parent, LLC 144A sr. notes 8.00%, 10/1/30	5,000	4,975
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	10,000	9,925
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,399
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,213
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	10,000	9,824
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30	5,000	4,846
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	4,669
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	10,000	8,550
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	13,000	12,845
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	15,000	13,090
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	4,707
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,100
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	15,000	13,712
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	14,453
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	25,000	24,505
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	53,000	52,262
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	13,061
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	50,000	40,547
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32	5,000	4,194
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30	5,000	4,353
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	10,000	9,474
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	3,921
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	18,091
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	9,167
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	8,526
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	34,000	26,875
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30	5,000	4,181
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,221
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	10,000	9,253
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	11,635
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	8,225
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	5,000	4,138
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	10,000	8,740
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	20,000	18,367
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	5,000	2,908
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	10,000	7,523
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 1.832%, 10/15/27	5,000	4,153
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	8,373
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29	15,000	12,471
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27	10,000	8,741
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26	15,000	14,471
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	7,885
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)	5,000	5,055
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	15,000	12,982
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	16,938
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	20,814
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28	5,000	4,338
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	7,958
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	20,000	17,642
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	15,000	12,854
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	32,587
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	12,405
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	5,217
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	15,000	12,105
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	23,045
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	12,347
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	30,000	28,339
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	33,023
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	10,948
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	5,000	4,587
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31	15,000	14,738
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	15,000	12,131

		794,628
Capital goods (0.8%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	10,000	9,229
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,425
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	4,234
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	2,000	1,914
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	21,488
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	44,000	39,773
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	90,000	90,613
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	15,000	14,533
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30	15,000	15,082
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31	10,000	10,628
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	8,932
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	4,881
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31	5,000	4,862
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29	15,000	12,306
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,150
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30	15,000	14,475
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,305
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	15,000	13,334
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,369
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	25,000	20,505
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	41,760
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	5,000	4,695
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	35,000	29,626
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	52,105
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	6,000	5,749
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	3,819
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	22,728
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	18,000	17,033
L3Harris Technologies, Inc. sr. unsec. unsub. notes 5.40%, 1/15/27	30,000	29,739
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,315
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	15,000	12,079
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	25,000	20,574
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	8,600
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	12,436
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31	15,000	14,663
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	15,000	14,957
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	5,000	4,988
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,069
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	15,000	12,902
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	20,000	17,289
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	4,662
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	5,000	4,735
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	10,000	7,792
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	10,000	8,223
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	10,000	8,955
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	10,000	9,364
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	8,786
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	8,734
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	20,000	19,652
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	10,000	9,805
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	10,000	9,875
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28	15,000	13,185
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	2,000	1,659
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	27,236
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	33,000	32,267
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	5,000	4,669
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	20,000	20,097

		849,860
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	5,000	3,965
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	90,338
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	7,000	6,198
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	25,098
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	44,069
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	60,826
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,672
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	10,000	7,848
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,178
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	70,000	58,762
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	10,000	7,960
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	20,000	16,000
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	27,000	22,020
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	6,993
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	44,000	42,995
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	64,008
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	19,000	12,846
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	5,194
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	35,000	31,987
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	22,922
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	31,212
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)	23,000	20,182
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	12,000	11,348
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	83,617
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	10,000	8,842
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	10,000	7,500
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	9,308
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	20,000	11,088
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28	10,000	7,688
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	5,000	4,249
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	20,000	11,275
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	15,000	13,642
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	10,000	9,495
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	5,000	5,033
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	15,000	9,346
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	21,000	21,682
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	45,722
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,202
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	78,000	72,884
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	15,000	13,823
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	15,000	13,879
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	8,108
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	68,885
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	47,000	29,909
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	16,000	12,740
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	56,363
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	76,000	71,412
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	20,000	17,179
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31	10,000	6,600

		1,233,092
Consumer cyclicals (1.8%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	15,000	12,683
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	23,094
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	11,665
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	15,000	13,296
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,333
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	12,000	10,830
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	4,294
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	10,321
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	4,381
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	14,817
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	10,000	9,375
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	5,000	4,354
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	10,000	6,417
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	31,422
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	32,730
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	25,000	23,732
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	20,000	17,020
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	20,000	19,461
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	20,000	16,941
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25	5,000	4,979
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	15,000	14,470
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	5,000	4,930
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30	5,000	5,149
Carnival Corp. 144A notes 9.875%, 8/1/27	10,000	10,439
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	30,000	27,157
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	10,000	8,554
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	15,000	13,519
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	8,877
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	7,984
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	52,612
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29	20,000	17,214
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	30,000	23,120
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	20,000	17,500
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)	5,000	4,913
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)	5,000	4,575
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	15,000	12,588
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	6,000	5,290
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31	30,000	19,633
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	7,649
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity	5,000	4,744
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30	20,000	18,202
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	22,000	21,859
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	45,932
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	12,331
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	47,000	44,311
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	10,000	7,848
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	15,000	13,236
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29	15,000	12,450
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29	15,000	12,802
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	8,200
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	36,607
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	25,000	19,770
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	14,700
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,601
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	4,930
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,651
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	8,125
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	8,511
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	8,704
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26	5,000	4,624
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28	10,000	8,628
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29	15,000	13,013
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29	5,000	3,264
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30	5,000	4,131
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	38,796
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27	5,000	4,725
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29	10,000	9,275
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29	20,000	18,106
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	10,000	10,057
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,462
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	53,000	51,714
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32	4,000	3,495
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	8,600
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	61,740
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	10,000	8,811
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	11,362
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	22,000	19,502
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,405
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,380
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	9,262
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	16,581
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	5,000	4,681
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30	5,000	4,955
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	15,000	15,847
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26	10,000	9,439
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26	5,000	4,584
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	25,488
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	6,870
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30	20,000	17,250
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	3,760
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27	5,000	3,697
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	9,429
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	15,000	11,362
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	10,000	8,536
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	5,000	3,345
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	15,000	13,592
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	3,865
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	9,270
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30	10,000	8,282
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31	5,000	3,999
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	15,000	13,085
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	15,000	14,475
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	10,000	8,738
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	4,658
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	10,000	9,444
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	4,965
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	15,000	13,970
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	10,000	9,695
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30	5,000	4,569
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	10,000	8,575
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	15,000	10,875
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	47,904
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	102,000	86,579
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	20,000	18,464
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	15,000	13,257
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	13,953
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31	10,000	9,488
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	10,000	8,741

		1,667,451
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	20,000	16,619
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	15,000	13,520
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,505
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	30,000	28,326
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,138
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	17,000	15,723
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	12,790
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30	5,000	4,882
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	54,115
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	55,989
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29	5,000	4,238
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30	10,000	8,151
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	10,000	9,457
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29	20,000	15,658
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,001
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	26,000	24,848
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	5,000	4,542
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	49,000	48,351
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	40,000	31,474
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	18,000	16,724
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	19,000	17,811
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	12,827
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	2,767
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	3,946
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	40,000	35,860
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	35,000	36,458
Newell Brands, Inc. sr. unsec. unsub. notes 5.20%, 4/1/26	5,000	4,712
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29	20,000	10,850
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	9,981
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	5,000	4,995
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	5,000	4,469
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32	5,000	4,572

		534,299
Energy (0.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,071
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	4,000	4,054
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	7,944
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	9,044
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	10,000	10,014
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30	20,000	19,392
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	2,000	2,004
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	19,714
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	80,000	72,438
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	10,000	9,805
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	5,000	5,088
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,215
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	10,000	9,861
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	8,656
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	9,199
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	10,000	9,395
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	15,239
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	5,531
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	5,485
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	14,024
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	15,000	14,403
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	55,000	53,073
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	8,989
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	14,182
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	10,000	10,287
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,544
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,198
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,216
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,663
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	15,000	14,063
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,788
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	10,000	9,674
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	35,000	33,362
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	10,000	10,708
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	25,000	26,531
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	5,000	4,835
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	30,000	29,344
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	10,478
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	4,797
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	20,000	18,232
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	15,000	14,361
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	9,540
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	17,747
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	20,000	19,804
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	25,000	22,499
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	9,816
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	9,600
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	9,111
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	25,000	23,025
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	30,000	27,907
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	8,825
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	10,000	9,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	20,000	17,913
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28(FWC)	5,000	5,000
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	7,500	7,384
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	5,000	5,088
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	4,750	4,857
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	10,488
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	9,795
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,847
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	10,000	8,415
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	10,000	9,831
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	5,000	4,951
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,736

		832,193
Financials (3.4%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,339
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	53,965
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	21,310
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	3,000	2,552
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	15,000	14,710
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	15,000	13,950
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	34,000	34,328
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	23,045
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	5,000	4,381
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	26,000	22,684
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	24,000	21,057
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	5,000	5,000
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	23,393
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	13,280
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	32,618
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	200,000	151,364
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	72,463
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,007
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	120,000	97,603
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	192,297
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,222
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	24,555
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	7,254
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	63,044
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	23,000	19,627
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	187,132
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	46,609
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	7,825
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	46,943
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	9,418
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	11,100
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	68,896
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	20,000	17,966
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	10,000	9,476
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	29,548
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	26,000	25,825
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	5,000	5,094
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26	10,000	9,321
Freedom Mortgage Corp. 144A sr. unsec. sub. notes 6.625%, 1/15/27	5,000	4,394
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	74,024
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,712
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	12,000	9,284
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	2,000	1,763
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	22,000	19,663
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	15,000	11,641
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25(R)	10,000	9,794
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	4,000	3,878
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	5,000	4,924
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	5,000	4,575
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	7,000	5,643
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	117,000	108,228
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	13,000	10,647
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	24,304
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27	5,000	4,983
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	5,000	4,991
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	19,956
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29	5,000	4,354
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	41,000	28,873
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	9,290
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	3,998
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	30,000	19,601
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	15,000	10,971
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	8,000	7,906
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	146,872
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.626%, 5/15/47	13,000	11,198
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	14,839
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	150,000	109,444
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	150,000	123,244
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	6,000	5,703
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	24,834
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	10,000	8,078
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	15,000	13,119
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	20,865
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	168,693
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	40,000	37,153
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	15,000	14,853
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	5,000	4,670
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	10,000	9,817
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	5,000	4,772
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	15,000	12,408
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	8,821
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	22,321
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	4,897
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	4,613
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	12,563
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	10,000	8,180
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	9,507
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	13,350
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	70,000	60,387
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	8,161
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	30,000	29,199
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	43,785
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	4,912
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	55,000	50,887
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	55,000	52,949
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	42,270
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,846
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	30,000	28,058
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	10,000	9,074
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33	185,000	149,544
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26	22,000	21,368
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	25,000	15,205

		3,177,057
Health care (0.8%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)	1,000	988
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	75
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	10,000	9,225
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	23,000	21,378
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	47,000	45,897
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	30,000	29,455
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)	15,000	15,045
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27	5,000	3,110
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	5,687
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	7,000	6,560
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	50,000	42,095
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,066
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,006
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	4,219
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	4,306
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,765
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	4,289
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	5,318
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	5,310
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30	15,000	11,403
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	39,000	33,585
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	1,814	1,793
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	34,126	30,635
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	10,414
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	10,000	9,725
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	15,000	13,779
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	22,000	21,001
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	4,230
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	45,000	37,300
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	5,000	4,520
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	25,000	25,089
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg) (In default)(NON)	9,000	585
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	988
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	38,247
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30	20,000	16,730
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	30,000	25,363
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	10,000	8,643
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	64,555
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29	5,000	4,319
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30	10,000	8,876
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	5,000	4,115
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	8,000	7,433
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	11,000	10,398
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	36,000	34,708
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	13,868
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	5,560
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,030
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	10,000	8,210
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	25,000	23,266
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26	20,000	19,161
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	10,000	8,607
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	15,000	14,063
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	21,511
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	26,000	24,429
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	9,000	7,204

		803,137
Technology (0.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	5,000	4,223
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	16,023
Alteryx, Inc. 144A sr. unsec. unsub. notes 8.75%, 3/15/28	5,000	4,978
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	11,742
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	40,000	36,964
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	69,148
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	21,844
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	30,000	25,578
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	4,060
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	4,975
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	73,000	68,591
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	81,825
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29	10,000	9,695
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	20,000	17,047
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	15,000	13,050
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	40,000	35,373
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	4,666
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	8,000	7,616
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	6,535
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	20,000	16,846
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27	10,000	9,775
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	17,528
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	25,000	23,959
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	21,000	16,623
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	42,000	39,610
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	15,222
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27	10,000	9,488
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	12,000	10,058
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	37,867
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	50,000	35,140
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	31,046
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30	15,000	14,494
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	25,000	20,625
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	17,932
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	18,733
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	20,000	16,187
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	23,030
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	15,000	12,581
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	25,000	20,327
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	15,000	12,557
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	25,000	20,836

		884,397
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	9,301
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	9,167	8,953
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	54,979
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,748
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,371
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,844
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	4,298
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	4,624
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	25,000	23,743

		149,861
Utilities and power (1.1%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	21,372
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	25,000	19,227
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	51,748
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	10,000	7,905
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,490
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	10,000	8,775
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	4,000	3,884
Calpine Corp. 144A sr. notes 3.75%, 3/1/31	5,000	4,028
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	10,000	8,086
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	5,000	4,187
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	28,012
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	35,388
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	10,000	9,502
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	50,869
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	50,114
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,167
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	11,565
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	28,621
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	26,133
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	6,000	5,906
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	35,151
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	91,000	72,524
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,395
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	70,457
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	15,000	14,130
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	30,000	29,192
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	5,000	4,942
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	21,926
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	4,883
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	15,000	16,266
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	10,000	8,894
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,023
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	50,000	49,860
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	20,563
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	30,000	22,521
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	5,000	4,897
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	55,442
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,605
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,275
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	50,000	48,836
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	13,036
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	23,881
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	15,000	13,744
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	5,000	4,761
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	5,000	4,563
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	17,000	14,864
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	18,000	17,554
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,597
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	5,000	4,904
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	5,000	4,925

		999,590

Total corporate bonds and notes (cost $13,531,985)		$11,925,565

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$107,470	$110,610
5.50%, with due dates from 6/20/53 to 7/20/53	790,648	774,152
3.00%, TBA, 10/1/53	1,000,000	847,446
3.00%, with due dates from 8/20/49 to 4/20/51	954,418	813,075

		2,545,283
U.S. Government Agency Mortgage Obligations (7.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	24,914	25,118
3.00%, 1/1/48	607,850	511,189
Federal National Mortgage Association Pass-Through Certificates
5.00%, 9/1/52	928,139	878,987
4.00%, 1/1/57	33,786	29,914
4.00%, 1/1/49	93,500	84,391
3.00%, with due dates from 4/1/46 to 11/1/48	396,143	333,857
2.50%, with due dates from 5/1/51 to 7/1/51	1,628,137	1,293,077
Uniform Mortgage-Backed Securities
5.00%, TBA, 10/1/53	1,000,000	943,633
3.50%, TBA, 10/1/53	1,000,000	859,844
2.50%, TBA, 10/1/53	2,000,000	1,586,327
2.50%, TBA, 10/1/38	1,000,000	880,234

		7,426,571

Total U.S. government and agency mortgage obligations (cost $10,901,728)		$9,971,854

MORTGAGE-BACKED SECURITIES (2.8%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.952%, 4/15/37	$3,891	$4,196
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.577%, 3/15/35	11,144	10,774
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	20,315	4,184
Ser. 13-14, IO, 3.50%, 12/20/42	53,659	5,796
Ser. 16-H16, Class EI, IO, 0.704%, 6/20/66(WAC)	98,305	3,451
Ser. 15-H26, Class DI, IO, 0.079%, 10/20/65(WAC)	147,902	4,855

		33,256
Commercial mortgage-backed securities (1.4%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.275%, 12/18/37 (Cayman Islands)	18,289	17,845
Banc of America Commercial Mortgage Trust
Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	14,000	13,072
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	14,184	26
BANK FRB Ser. 17-BNK8, Class B, 4.087%, 11/15/50(WAC)	12,000	9,829
Barclays Commercial Mortgage Trust Ser. 19-C3, Class C, 4.178%, 5/15/52	32,000	24,950
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	11,200
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	11,908
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	44,000	40,497
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.476%, 12/10/44(WAC)	29,000	23,480
FRB Ser. 13-CR13, Class C, 4.95%, 11/10/46(WAC)	27,000	24,352
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47(WAC)	53,000	48,064
Ser. 14-CR19, Class B, 4.703%, 8/10/47(WAC)	16,000	15,115
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	72,970
FRB Ser. 15-CR26, Class C, 4.614%, 10/10/48(WAC)	24,000	21,712
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47(WAC)	16,000	13,535
FRB Ser. 16-COR1, Class C, 4.471%, 10/10/49(WAC)	19,000	14,523
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	18,000	16,427
FRB Ser. 14-CR20, Class XA, IO, 1.074%, 11/10/47(WAC)	239,531	1,341
FRB Ser. 14-UBS6, Class XA, IO, 0.975%, 12/10/47(WAC)	696,461	4,079
FRB Ser. 14-LC17, Class XA, IO, 0.807%, 10/10/47(WAC)	379,902	1,516
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49(WAC)	476,662	—
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	30,000	27,260
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	15,000	13,549
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	39,940
FRB Ser. 20-C19, Class XA, IO, 1.222%, 3/15/53(WAC)	1,033,265	53,503
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.574%, 12/15/49(WAC)	70,000	50,489
FRB Ser. 16-NXSR, Class XA, IO, 0.827%, 12/15/49(WAC)	874,786	14,007
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47(WAC)	14,000	10,663
FRB Ser. 15-GC32, Class B, 4.544%, 7/10/48(WAC)	73,000	67,657
FRB Ser. 15-GC30, Class C, 4.204%, 5/10/50(WAC)	37,000	33,470
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.171%, 11/15/45(WAC)	43,000	42,140
FRB Ser. 14-C22, Class C, 4.70%, 9/15/47(WAC)	13,000	11,274
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.923%, 6/15/51(WAC)	11,000	8,800
FRB Ser. 18-C8, Class XA, IO, 0.764%, 6/15/51(WAC)	904,599	18,179
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	6,533	6,154
FRB Ser. 13-C16, Class C, 5.10%, 12/15/46(WAC)	22,000	20,603
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	216,572	810
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.222%, 2/15/47(WAC)	33,000	32,267
FRB Ser. 14-C14, Class B, 5.032%, 2/15/47(WAC)	13,000	12,876
FRB Ser. 15-C24, Class B, 4.468%, 5/15/48(WAC)	10,000	9,326
FRB Ser. 15-C22, Class C, 4.341%, 4/15/48(WAC)	20,000	17,519
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	74,652
FRB Ser. 13-C10, Class AS, 4.095%, 7/15/46(WAC)	3,720	3,599
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,069
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	22,000	19,572
FRB Ser. 14-C17, Class XA, IO, 1.188%, 8/15/47(WAC)	146,410	378
FRB Ser. 15-C26, Class XA, IO, 1.109%, 10/15/48(WAC)	554,169	5,905
FRB Ser. 13-C12, Class XA, IO, 0.679%, 10/15/46(WAC)	71,958	1
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.771%, 8/15/45(WAC)	15,000	13,468
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	16,000	13,719
FRB Ser. 18-H3, Class XA, IO, 0.962%, 7/15/51(WAC)	1,363,182	39,485
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 7.787%, 6/25/37	13,588	13,577
FRB Ser. 22-FL8, Class AS, 7.415%, 1/25/37	16,000	15,973
FRB Ser. 21-FL7, Class A, 6.634%, 11/25/36	21,431	21,159
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, 6.527%, 9/15/36 (Cayman Islands)	36,271	35,491
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.143%, 1/15/59(WAC)	10,000	7,622
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48(WAC)	18,000	15,744
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	16,000	12,567
FRB Ser. 13-LC12, Class C, 4.087%, 7/15/46(WAC)	24,000	16,016
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	17,000	15,500
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47(WAC)	13,000	11,702
FRB Ser. 13-C11, Class C, 4.139%, 3/15/45(WAC)	47,000	37,764
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default)(NON)(WAC)	8,056	2,301
FRB Ser. 13-C15, Class D, 4.352%, 8/15/46(WAC)	43,000	10,643

		1,281,834
Residential mortgage-backed securities (non-agency) (1.4%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.65%, 5/25/35(WAC)	5,880	5,674
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.814%, 8/25/46	65,238	53,186
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.566%, 6/25/46	42,448	35,314
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	25,037	22,029
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.079%, 10/25/28	51,047	53,511
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.115%, 10/25/50	54,000	58,733
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.265%, 6/25/42	14,854	15,232
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.615%, 8/25/33	102,119	102,914
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA6, Class M2, (US 30 Day Average SOFR + 2.00%), 7.315%, 12/25/50	73,511	74,014
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.315%, 4/25/42	56,416	56,840
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 7.165%, 1/25/42	74,000	73,134
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.615%, 2/25/42	62,743	62,586
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.165%, 9/25/41	27,016	26,579
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	48,483	47,446
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.379%, 8/25/28	25,017	26,264
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.179%, 8/25/28	38,873	41,629
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.329%, 10/25/28	4,649	4,951
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (US 30 Day Average SOFR + 5.36%), 10.679%, 10/25/23	4,291	4,303
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (US 30 Day Average SOFR + 5.11%), 10.429%, 11/25/24	26	27
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 9.879%, 1/25/29	53,445	56,140
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 9.779%, 5/25/29	80,192	84,398
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 9.679%, 4/25/29	34,542	36,265
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 9.079%, 9/25/29	56,000	58,311
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.979%, 7/25/29	65,246	67,619
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.329%, 7/25/24	1,792	1,810
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.779%, 1/25/31	15,053	15,403
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 6.215%, 11/25/41	10,024	9,987
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 6.065%, 10/25/41	4,564	4,554
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 6.234%, 2/25/34	15,800	15,385
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 6.559%, 10/25/33	27,972	26,264
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.484%, 10/25/34	15,208	14,677
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	63,174	52,839
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	32,929	30,211
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	101,741
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 6.394%, 7/25/45	15,607	14,087

		1,354,057

Total mortgage-backed securities (cost $2,895,589)		$2,669,147

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$130,000	$128,700
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	200,000	186,427
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	78,000	67,093
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	11,453

Total foreign government and agency bonds and notes (cost $440,334)		$393,673

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$4500.00	$2,817,249	$657	$209,748
S&P 500 Index (Put)	Jun-24/4500.00	2,817,249	657	175,084

Total purchased options outstanding (cost $267,465)				$384,832

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.23%, 4/22/26	$9,733	$7,825
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.338%, 4/20/28	4,750	4,888
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.066%, 10/19/27	9,727	9,700
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	5,000	4,248
Asurion, LLC bank term loan FRN Ser. B9, (CME Term SOFR 1 Month + 3.25%), 8.579%, 7/31/27	4,887	4,716
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	9,897	9,596
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.99%, 3/30/29	4,975	4,777
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	10,621	9,995
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28	14,663	14,659
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.53%, 2/19/29	3,893	3,899
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.431%, 7/22/27	7,478	7,299
Epicor Software Corp. bank term loan FRN (CME Term SOFR 1 Month + 7.75%), 12.952%, 7/31/28	5,000	5,005
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.431%, 12/1/27	9,750	9,750
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.681%, 5/1/26	8,916	7,966
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.416%, 12/15/27	9,850	9,805
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	9,788	9,396
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	9,949	9,773
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/1/28	14,650	14,495
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 10.146%, 9/21/28	9,921	9,829
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.902%, 4/15/28	9,936	9,047
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.399%, 4/11/29	4,988	4,478
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.427%, 4/3/28	12,665	12,485
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	4,988	4,921
One Call Corp. bank term loan FRN (CME Term SOFR 3 Month + 5.50%), 10.81%, 4/22/27	4,851	3,889
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.427%, 12/17/28	19,588	15,644
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.166%, 1/29/28	18,806	18,728
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	7,780	7,439
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 6.25%), 11.56%, 8/31/29	10,000	10,009
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.49%, 2/28/27	5,000	1,100
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.416%, 6/30/28	4,876	4,285
TK Elevator US Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 8.871%, 7/31/27	4,901	4,886
UKG, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.25%), 10.56%, 5/3/27	5,000	4,988
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.182%, 4/21/28	7,760	7,762
Vertiv Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.75%), 8.192%, 3/2/27	14,258	14,228
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.681%, 3/19/28	12,962	12,955

Total senior loans (cost $304,248)		$294,465

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (CME Term SOFR 1 Month + 0.86%), 6.184%, 5/7/24	$39,867	$39,679
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.27%, 6/29/24	35,000	34,994
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (CME Term SOFR 1 Month + 0.71%), 6.034%, 1/25/46	6,257	6,232

Total asset-backed securities (cost $80,992)		$80,905

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$3,005
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	4,398
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	11,000	8,360

Total convertible bonds and notes (cost $18,269)		$15,763

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.(NON)	196	$10,800

Total convertible preferred stocks (cost $9,800)		$10,800

SHORT-TERM INVESTMENTS (9.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	7,427,515	$7,427,515
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	260,000	260,000
U.S. Treasury Bills 4.997%, 11/2/23(SEG)		$1,271,000	1,265,210
U.S. Treasury Bills 5.269%, 11/16/23(SEG)		205,000	203,643
U.S. Treasury Bills 5.152%, 10/26/23(SEG)		188,000	187,338

Total short-term investments (cost $9,344,093)			$9,343,706
TOTAL INVESTMENTS

Total investments (cost $83,836,772)			$99,218,786

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $1,985,046) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Buy	10/18/23	$12,519	$12,825	$(306)
	Citibank, N.A.
		Danish Krone	Sell	12/20/23	65,530	66,654	1,124
	Goldman Sachs International
		Euro	Sell	12/20/23	244,483	248,676	4,193
		Israeli Shekel	Sell	10/18/23	242,341	250,815	8,474
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	11/15/23	47,473	47,662	(189)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/20/23	171,395	174,917	3,522
		Japanese Yen	Buy	11/15/23	103,021	108,660	(5,639)
		Norwegian Krone	Sell	12/20/23	190,734	190,584	(150)
		Swedish Krona	Sell	12/20/23	10,677	10,518	(159)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	12/20/23	259,042	263,044	(4,002)
		Canadian Dollar	Buy	10/18/23	74	75	(1)
		Euro	Sell	12/20/23	182,726	186,033	3,307
		Swedish Krona	Buy	12/20/23	187,189	184,014	3,175
		Swiss Franc	Buy	12/20/23	85,629	88,291	(2,662)
	NatWest Markets PLC
		Australian Dollar	Sell	10/18/23	99,255	102,694	3,439
	State Street Bank and Trust Co.
		Singapore Dollar	Buy	11/15/23	27,631	28,245	(614)
	WestPac Banking Corp.
		Canadian Dollar	Buy	10/18/23	20,840	21,339	(499)

	Unrealized appreciation						27,234

	Unrealized (depreciation)						(14,221)

	Total						$13,013
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	33	$2,945,418	$2,967,690	Dec-23	$(121,799)
S&P 500 Index E-Mini (Long)	1	214,403	216,275	Dec-23	73
S&P 500 Index E-Mini (Short)	55	11,792,138	11,895,125	Dec-23	510,569
S&P Mid Cap 400 Index E-Mini (Long)	1	250,212	252,040	Dec-23	8
U.S. Treasury Bond 30 yr (Long)	12	1,365,375	1,365,375	Dec-23	(77,746)
U.S. Treasury Bond Ultra 30 yr (Long)	15	1,780,313	1,780,313	Dec-23	(132,768)
U.S. Treasury Note 2 yr (Long)	22	4,459,641	4,459,641	Dec-23	(15,995)
U.S. Treasury Note 5 yr (Long)	40	4,214,375	4,214,375	Dec-23	(35,527)
U.S. Treasury Note 10 yr (Long)	18	1,945,125	1,945,125	Dec-23	(34,494)

Unrealized appreciation					510,650

Unrealized (depreciation)					(418,329)

Total					$92,321

WRITTEN OPTIONS OUTSTANDING at 9/30/23 (premiums $48,125) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/$3500.00	$2,817,249	$657	$59,164

Total				$59,164

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,031,000	$766	(E)	$(3,019)	12/20/25	4.80% — Annually	US SOFR — Annually	$(2,253)
		3,504,000	666	(E)	2,641	12/20/25	US SOFR — Annually	4.80% — Annually	1,975
		532,000	2,080	(E)	2,230	12/20/28	4.40% — Annually	US SOFR — Annually	150
		1,622,000	30,915	(E)	(26,171)	12/20/33	4.00% — Annually	US SOFR — Annually	4,744
		1,301,000	24,797	(E)	20,951	12/20/33	US SOFR — Annually	4.00% — Annually	(3,846)
		636,000	41,461	(E)	37,613	12/20/53	US SOFR — Annually	3.60% — Annually	(2,354)
		19,000	171		(1)	9/28/53	3.957% — Annually	US SOFR — Annually	172
		737,000	177		(3)	9/29/25	US SOFR — Annually	4.99% — Annually	161
		167,000	2,226		(6)	9/29/53	3.9315% — Annually	US SOFR — Annually	2,233

	Total				$34,235				$982
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$2,923,521	$2,820,479	$—	9/13/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(104,535)
	2,922,985	2,805,465	—	9/13/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	121,802
	Goldman Sachs International
	3,789,903	3,781,575	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(8,328)
	3,525,123	3,518,221	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	6,902

Upfront premium received			—	Unrealized appreciation			128,704

Upfront premium (paid)			—	Unrealized (depreciation)			(112,863)

		Total	$—			Total	$15,841
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Textron, Inc.	Capital goods	473	$36,936	1.31%
Targa Resources Corp.	Energy	429	36,777	1.30%
Constellation Energy Corp.	Utilities and power	337	36,746	1.30%
Unum Group	Financials	746	36,701	1.30%
Allison Transmission Holdings, Inc.	Capital goods	614	36,285	1.29%
Manhattan Associates, Inc.	Technology	183	36,271	1.29%
Vertiv Holdings Co.	Capital goods	972	36,142	1.28%
Marathon Oil Corp.	Energy	1,347	36,038	1.28%
Pinterest, Inc. Class A	Technology	1,311	35,448	1.26%
O'Reilly Automotive, Inc.	Consumer cyclicals	39	35,446	1.26%
Booking Holdings, Inc.	Consumer cyclicals	11	35,174	1.25%
ON Semiconductor Corp.	Technology	378	35,099	1.24%
Uber Technologies, Inc.	Consumer staples	763	35,078	1.24%
Valero Energy Corp.	Energy	247	35,059	1.24%
Penske Automotive Group, Inc.	Consumer cyclicals	207	34,630	1.23%
MGIC Investment Corp.	Financials	2,052	34,246	1.21%
Procore Technologies, Inc.	Technology	521	34,020	1.21%
Pure Storage, Inc. Class A	Technology	955	34,001	1.21%
Toll Brothers, Inc.	Consumer cyclicals	457	33,798	1.20%
Cadence Design Systems, Inc.	Technology	144	33,775	1.20%
Synopsys, Inc.	Technology	73	33,575	1.19%
Gartner, Inc.	Consumer cyclicals	97	33,366	1.18%
Smartsheet, Inc. Class A	Technology	824	33,344	1.18%
Vornado Realty Trust	Financials	1,453	32,947	1.17%
Applied Materials, Inc.	Technology	237	32,858	1.16%
Jacobs Solutions, Inc.	Capital goods	240	32,797	1.16%
American International Group, Inc.	Financials	535	32,395	1.15%
Autonation, Inc.	Consumer cyclicals	210	31,849	1.13%
General Motors Co.	Consumer cyclicals	920	30,330	1.08%
MGM Resorts International	Consumer cyclicals	801	29,461	1.04%
General Dynamics Corp.	Capital goods	132	29,228	1.04%
Live Nation Entertainment, Inc.	Consumer cyclicals	347	28,845	1.02%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	771	28,751	1.02%
NVR, Inc.	Consumer cyclicals	5	28,717	1.02%
NRG Energy, Inc.	Utilities and power	741	28,542	1.01%
Johnson Controls International PLC	Capital goods	525	27,927	0.99%
Genuine Parts Co.	Consumer cyclicals	193	27,875	0.99%
Expedia Group, Inc.	Consumer cyclicals	270	27,812	0.99%
Apartment Income REIT Corp.	Financials	874	26,829	0.95%
Molina Healthcare, Inc.	Health care	80	26,355	0.93%
Wintrust Financial Corp.	Financials	349	26,347	0.93%
Hologic, Inc.	Health care	375	26,046	0.92%
WestRock Co.	Basic materials	725	25,953	0.92%
Regeneron Pharmaceuticals, Inc.	Health care	31	25,525	0.90%
Equitable Holdings, Inc.	Financials	897	25,457	0.90%
Boyd Gaming Corp.	Consumer cyclicals	403	24,537	0.87%
Ulta Beauty, Inc.	Consumer staples	61	24,387	0.86%
Roku, Inc.	Technology	336	23,722	0.84%
East West Bancorp, Inc.	Financials	448	23,591	0.84%
Coinbase Global, Inc. Class A	Financials	314	23,577	0.84%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
BWX Technologies, Inc.	Capital goods	498	$37,346	1.33%
New Fortress Energy, Inc.	Energy	1,132	37,116	1.32%
Jack Henry & Associates, Inc.	Technology	239	36,105	1.29%
DT Midstream, Inc.	Energy	667	35,276	1.26%
IBM Corp.	Technology	250	35,053	1.25%
Berkshire Hathaway, Inc. Class B	Financials	99	34,814	1.24%
Tesla, Inc.	Consumer cyclicals	137	34,195	1.22%
Lithia Motors, Inc.	Consumer cyclicals	116	34,148	1.22%
Healthcare Realty Trust, Inc.	Financials	2,234	34,115	1.22%
Take-Two Interactive Software, Inc.	Technology	242	33,961	1.21%
Bunge, Ltd.	Consumer staples	311	33,709	1.20%
New York Community Bancorp, Inc.	Financials	2,940	33,345	1.19%
NortonLifeLock, Inc.	Technology	1,875	33,156	1.18%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	354	32,576	1.16%
General Electric Co.	Conglomerates	289	31,922	1.14%
TD SYNNEX Corp.	Technology	312	31,164	1.11%
agilon health, Inc.	Health care	1,747	31,032	1.11%
Stanley Black & Decker, Inc.	Consumer cyclicals	368	30,794	1.10%
Tyler Technologies, Inc.	Technology	80	30,743	1.10%
RPM International, Inc.	Basic materials	323	30,577	1.09%
Ciena Corp.	Technology	646	30,523	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	337	30,504	1.09%
Ross Stores, Inc.	Consumer cyclicals	267	30,146	1.07%
Paramount Global Class B	Consumer cyclicals	2,332	30,078	1.07%
Cabot Oil & Gas Corp.	Energy	1,101	29,784	1.06%
Amdocs, Ltd.	Technology	346	29,227	1.04%
Domino's Pizza, Inc.	Consumer staples	77	29,117	1.04%
D.R. Horton, Inc.	Consumer cyclicals	270	28,972	1.03%
Welltower, Inc.	Financials	353	28,940	1.03%
Ball Corp.	Capital goods	581	28,924	1.03%
Texas Instruments, Inc.	Technology	180	28,654	1.02%
Equifax, Inc.	Consumer cyclicals	155	28,359	1.01%
Thor Industries, Inc.	Consumer cyclicals	294	27,992	1.00%
Digital Realty Trust, Inc.	Financials	230	27,852	0.99%
T Rowe Price Group, Inc.	Financials	262	27,438	0.98%
Cooper Cos., Inc. (The)	Health care	85	27,136	0.97%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	1,620	26,703	0.95%
Wynn Resorts, Ltd.	Consumer cyclicals	288	26,616	0.95%
Exact Sciences Corp.	Health care	384	26,228	0.93%
DoubleVerify Holdings, Inc.	Technology	937	26,192	0.93%
Polaris, Inc.	Consumer cyclicals	251	26,170	0.93%
Five Below, Inc.	Consumer cyclicals	163	26,157	0.93%
Carnival Corp.	Consumer cyclicals	1,891	25,939	0.92%
Watsco, Inc.	Consumer staples	68	25,838	0.92%
Ovintiv, Inc.	Energy	539	25,649	0.91%
BioMarin Pharmaceutical, Inc.	Health care	289	25,563	0.91%
Universal Health Services, Inc. Class B	Health care	201	25,305	0.90%
PTC, Inc.	Technology	172	24,319	0.87%
Prudential Financial, Inc.	Financials	255	24,188	0.86%
Liberty Broadband Corp. Class C	Communication services	264	24,136	0.86%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Norsk Hydro ASA (Norway)	Energy	3,085	$19,484	0.52%
Clariant AG (Switzerland)	Basic materials	1,215	19,252	0.51%
RWE AG (Germany)	Utilities and power	514	19,143	0.51%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	723	19,057	0.50%
E.ON SE (Germany)	Utilities and power	1,606	19,045	0.50%
3M Co.	Conglomerates	203	19,028	0.50%
Tokyo Gas Co., Ltd. (Japan)	Utilities and power	834	18,953	0.50%
Holcim AG (Switzerland)	Basic materials	295	18,951	0.50%
Electronic Arts, Inc.	Technology	157	18,932	0.50%
SSE PLC (United Kingdom)	Utilities and power	963	18,930	0.50%
Iberdrola SA (Spain)	Utilities and power	1,687	18,919	0.50%
PepsiCo, Inc.	Consumer staples	112	18,912	0.50%
ArcelorMittal SA (France)	Basic materials	751	18,904	0.50%
Endesa SA (Spain)	Utilities and power	926	18,887	0.50%
Weyerhaeuser Co.	Basic materials	616	18,881	0.50%
Carlsberg A/S Class B (Denmark)	Consumer staples	149	18,858	0.50%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	311	18,853	0.50%
Leidos Holdings, Inc.	Technology	204	18,837	0.50%
SS&C Technologies Holdings, Inc.	Technology	358	18,817	0.50%
Colgate-Palmolive Co.	Consumer staples	265	18,812	0.50%
SEI Investments Co.	Financials	312	18,795	0.50%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	1,137	18,761	0.50%
NetApp, Inc.	Technology	247	18,744	0.50%
Repsol SA (Spain)	Energy	1,137	18,742	0.50%
Automatic Data Processing, Inc.	Consumer cyclicals	78	18,674	0.49%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,292	18,647	0.49%
Deutsche Telekom AG (Germany)	Communication services	886	18,633	0.49%
Central Japan Railway Co. (Japan)	Transportation	764	18,616	0.49%
Toppan, Inc. (Japan)	Consumer cyclicals	776	18,583	0.49%
Globe Life, Inc.	Financials	171	18,561	0.49%
Chevron Corp.	Energy	110	18,522	0.49%
Consolidated Edison, Inc.	Utilities and power	217	18,521	0.49%
Exxon Mobil Corp.	Energy	157	18,470	0.49%
Phillips 66	Energy	153	18,424	0.49%
ConocoPhillips	Energy	152	18,169	0.48%
Rio Tinto, Ltd. (Australia)	Basic materials	246	18,029	0.48%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	848	17,995	0.48%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	22	17,883	0.47%
George weston, Ltd. (Canada)	Consumer staples	160	17,868	0.47%
Smiths Group PLC (United Kingdom)	Capital goods	903	17,844	0.47%
Elisa Oyj (Finland)	Communication services	381	17,683	0.47%
Arkema SA (France)	Basic materials	178	17,662	0.47%
Hershey Co. (The)	Consumer staples	88	17,581	0.46%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	567	17,524	0.46%
Secom Co., Ltd. (Japan)	Consumer cyclicals	252	17,156	0.45%
FactSet Research Systems, Inc.	Consumer cyclicals	39	17,084	0.45%
TE Connectivity, Ltd.	Technology	138	17,078	0.45%
Alphabet, Inc. Class A	Technology	130	16,959	0.45%
Mondi PLC (Austria)	Basic materials	1,003	16,808	0.44%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	1,778	16,692	0.44%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Cellnex Telecom, SA 144A (Spain)	Communication services	510	$17,799	0.51%
Magna International, Inc. (Canada)	Consumer cyclicals	330	17,789	0.51%
WEC Energy Group, Inc.	Utilities and power	220	17,730	0.50%
Straumann Holding AG (Switzerland)	Health care	138	17,714	0.50%
Heineken NV (Netherlands)	Consumer staples	200	17,708	0.50%
Kering SA (France)	Consumer cyclicals	39	17,691	0.50%
Commonwealth Bank of Australia (Australia)	Financials	273	17,601	0.50%
CMS Energy Corp.	Utilities and power	331	17,595	0.50%
REA Group, Ltd. (Australia)	Technology	176	17,572	0.50%
Wilmar International, Ltd. (Singapore)	Basic materials	6,429	17,569	0.50%
Orange SA (France)	Communication services	1,528	17,566	0.50%
Equifax, Inc.	Consumer cyclicals	96	17,566	0.50%
T-Mobile US, Inc.	Communication services	125	17,549	0.50%
Realty Income Corp.	Financials	351	17,544	0.50%
Ingersoll Rand, Inc.	Capital goods	274	17,484	0.50%
TransUnion	Consumer cyclicals	243	17,474	0.50%
Keppel Corp., Ltd. (Singapore)	Capital goods	3,507	17,471	0.50%
Southwest Airlines Co.	Transportation	644	17,428	0.50%
Visa, Inc. Class A	Financials	76	17,407	0.49%
Toyota Motor Corp. (Japan)	Consumer cyclicals	965	17,315	0.49%
Public Service Enterprise Group, Inc.	Utilities and power	304	17,304	0.49%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	870	17,275	0.49%
Davide Campari-Milano NV (Italy)	Consumer staples	1,458	17,231	0.49%
Bunge, Ltd.	Consumer staples	158	17,141	0.49%
Westlake Corp.	Basic materials	136	16,995	0.48%
DuPont de Nemours, Inc.	Basic materials	225	16,808	0.48%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	504	16,588	0.47%
Pernod Ricard SA (France)	Consumer staples	99	16,531	0.47%
London Stock Exchange Group PLC (United Kingdom)	Financials	164	16,523	0.47%
Telus Corp. (Canada)	Communication services	985	16,154	0.46%
Duke Energy Corp.	Utilities and power	183	16,141	0.46%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	511	15,884	0.45%
SIG Combibloc Group AG (Switzerland)	Basic materials	641	15,870	0.45%
Entegris, Inc.	Technology	164	15,425	0.44%
Atmos Energy Corp.	Utilities and power	145	15,325	0.44%
Nokia Oyj (Finland)	Technology	4,034	15,240	0.43%
RELX PLC (United Kingdom)	Consumer cyclicals	448	15,170	0.43%
PG&E Corp.	Utilities and power	938	15,124	0.43%
CenterPoint Energy, Inc.	Utilities and power	561	15,052	0.43%
Waste Connections, Inc.	Capital goods	112	14,986	0.43%
Williams Cos., Inc. (The)	Energy	437	14,715	0.42%
CGI Group, Inc. Class A (Canada)	Technology	148	14,659	0.42%
Ferrovial SE (Netherlands)	Basic materials	474	14,551	0.41%
CRH PLC (Ireland)	Basic materials	262	14,512	0.41%
Honeywell International, Inc.	Capital goods	78	14,359	0.41%
Imperial Brands PLC (United Kingdom)	Consumer staples	702	14,284	0.41%
TransDigm Group, Inc.	Capital goods	17	14,198	0.40%
Masco Corp.	Consumer cyclicals	264	14,132	0.40%
Berkshire Hathaway, Inc. Class B	Financials	40	14,047	0.40%
Diamondback Energy, Inc.	Energy	90	14,014	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$273	$1,955	$282	5/11/63	300 bp — Monthly	$(8)
	CMBX NA BBB-.6 Index	BB+/P	482	3,910	565	5/11/63	300 bp — Monthly	(81)
	CMBX NA BBB-.6 Index	BB+/P	926	7,331	1,059	5/11/63	300 bp — Monthly	(129)
	CMBX NA BBB-.6 Index	BB+/P	912	7,820	1,129	5/11/63	300 bp — Monthly	(213)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A+/P	120	297	48	5/11/63	200 bp — Monthly	72
	CMBX NA A.6 Index	A+/P	2,194	5,345	857	5/11/63	200 bp — Monthly	1,338
	CMBX NA A.6 Index	A+/P	3,215	8,018	1,286	5/11/63	200 bp — Monthly	1,931
	CMBX NA A.6 Index	A+/P	5,330	13,363	2,143	5/11/63	200 bp — Monthly	3,191
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	761	11/18/54	500 bp — Monthly	370
	CMBX NA BB.14 Index	BB/P	110	1,000	395	12/16/72	500 bp — Monthly	(285)
	CMBX NA BB.6 Index	B/P	2,008	8,363	2,655	5/11/63	500 bp — Monthly	(640)
	CMBX NA BB.7 Index	B-/P	919	17,594	6,455	1/17/47	500 bp — Monthly	(5,522)
	CMBX NA BB.9 Index	B/P	817	4,000	1,584	9/17/58	500 bp — Monthly	(763)
	CMBX NA BBB-.10 Index	BB+/P	372	3,000	829	11/17/59	300 bp — Monthly	(455)
	CMBX NA BBB-.10 Index	BB+/P	545	5,000	1,381	11/17/59	300 bp — Monthly	(833)
	CMBX NA BBB-.10 Index	BB+/P	620	5,000	1,381	11/17/59	300 bp — Monthly	(758)
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	201	11/18/54	300 bp — Monthly	(137)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	37	726	57	1/17/47	200 bp — Monthly	(20)
	CMBX NA A.7 Index	BBB+/P	291	5,081	399	1/17/47	200 bp — Monthly	(106)
	CMBX NA BB.7 Index	B-/P	401	2,932	1,076	1/17/47	500 bp — Monthly	(672)
	CMBX NA BBB-.7 Index	BB/P	237	2,596	493	1/17/47	300 bp — Monthly	(255)
	CMBX NA BBB-.7 Index	BB/P	1,379	18,170	3,452	1/17/47	300 bp — Monthly	(2,064)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	103	12/16/72	200 bp — Monthly	(108)
	CMBX NA BBB-.7 Index	BB/P	887	10,383	1,973	1/17/47	300 bp — Monthly	(1,081)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B/P	3,089	3,584	1,138	5/11/63	500 bp — Monthly	1,954
	CMBX NA BBB-.13 Index	BBB-/P	132	1,000	278	12/16/72	300 bp — Monthly	(145)
	CMBX NA BBB-.8 Index	BB-/P	156	1,000	190	10/17/57	300 bp — Monthly	(34)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	737	1,792	569	5/11/63	500 bp — Monthly	169
	CMBX NA BB.6 Index	B/P	1,482	3,584	1,138	5/11/63	500 bp — Monthly	345

Upfront premium received			28,864		Unrealized appreciation			9,370

Upfront premium (paid)			(5)		Unrealized (depreciation)			(14,309)

	Total		$28,859				Total	$(4,939)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(82)	$297	$48	5/11/63	(200 bp) — Monthly	$(35)
	CMBX NA BB.10 Index	(1,688)	7,000	3,135	11/17/59	(500 bp) — Monthly	1,441
	CMBX NA BB.10 Index	(1,785)	7,000	3,135	11/17/59	(500 bp) — Monthly	1,344
	CMBX NA BB.10 Index	(209)	2,000	896	11/17/59	(500 bp) — Monthly	685
	CMBX NA BB.10 Index	(219)	2,000	896	11/17/59	(500 bp) — Monthly	675
	CMBX NA BB.9 Index	(81)	2,000	792	9/17/58	(500 bp) — Monthly	710
	CMBX NA BB.9 Index	(103)	1,000	396	9/17/58	(500 bp) — Monthly	292
	CMBX NA BBB-.12 Index	(60)	1,000	278	8/17/61	(300 bp) — Monthly	218
	CMBX NA BBB-.12 Index	(352)	1,000	278	8/17/61	(300 bp) — Monthly	(75)
	CMBX NA BBB-.6 Index	(700)	5,376	776	5/11/63	(300 bp) — Monthly	73
	CMBX NA BBB-.6 Index	(2,545)	3,910	565	5/11/63	(300 bp) — Monthly	(1,982)
	CMBX NA BBB-.6 Index	(556)	978	141	5/11/63	(300 bp) — Monthly	(415)
	Credit Suisse International
	CMBX NA BB.10 Index	(534)	4,000	1,791	11/17/59	(500 bp) — Monthly	1,254
	CMBX NA BB.10 Index	(476)	4,000	1,791	11/17/59	(500 bp) — Monthly	1,312
	CMBX NA BB.10 Index	(249)	2,000	896	11/17/59	(500 bp) — Monthly	645
	CMBX NA BB.7 Index	(512)	17,323	5,500	5/11/63	(500 bp) — Monthly	4,974
	CMBX NA BB.7 Index	(1,151)	6,842	2,510	1/17/47	(500 bp) — Monthly	1,353
	CMBX NA BB.7 Index	(1,291)	6,842	2,510	1/17/47	(500 bp) — Monthly	1,213
	Goldman Sachs International
	CMBX NA A.6 Index	(667)	2,376	381	5/11/63	(200 bp) — Monthly	(286)
	CMBX NA A.6 Index	(578)	2,079	333	5/11/63	(200 bp) — Monthly	(245)
	CMBX NA A.6 Index	(578)	2,079	333	5/11/63	(200 bp) — Monthly	(245)
	CMBX NA A.6 Index	(523)	1,782	286	5/11/63	(200 bp) — Monthly	(238)
	CMBX NA A.6 Index	(430)	1,485	238	5/11/63	(200 bp) — Monthly	(192)
	CMBX NA A.6 Index	(327)	1,188	191	5/11/63	(200 bp) — Monthly	(137)
	CMBX NA A.6 Index	(236)	891	143	5/11/63	(200 bp) — Monthly	(93)
	CMBX NA BB.7 Index	(819)	4,887	1,793	1/17/47	(500 bp) — Monthly	970
	CMBX NA BB.7 Index	(812)	3,910	1,435	1/17/47	(500 bp) — Monthly	619
	CMBX NA BBB-.12 Index	(373)	2,000	556	8/17/61	(300 bp) — Monthly	182
	JPMorgan Securities LLC
	CMBX NA A.6 Index	(243)	891	143	5/11/63	(200 bp) — Monthly	(100)
	CMBX NA A.6 Index	(244)	891	143	5/11/63	(200 bp) — Monthly	(102)
	CMBX NA A.7 Index	(169)	5,807	456	1/17/47	(200 bp) — Monthly	285
	CMBX NA BBB-.11 Index	(110)	1,000	201	11/18/54	(300 bp) — Monthly	90
	CMBX NA BBB-.6 Index	(4,906)	10,753	1,553	5/11/63	(300 bp) — Monthly	(3,359)
	CMBX NA BBB-.7 Index	(6,573)	24,227	4,603	1/17/47	(300 bp) — Monthly	(1,982)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,791	11/17/59	(500 bp) — Monthly	1,560
	CMBX NA BB.11 Index	(494)	1,000	381	11/18/54	(500 bp) — Monthly	(114)
	CMBX NA BBB-.7 Index	(328)	3,461	658	1/17/47	(300 bp) — Monthly	328
	CMBX NA BBB-.9 Index	(185)	1,000	216	9/17/58	(300 bp) — Monthly	30
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(1,259)	3,860	619	5/11/63	(200 bp) — Monthly	(641)
	CMBX NA A.6 Index	(980)	3,564	572	5/11/63	(200 bp) — Monthly	(410)
	CMBX NA A.6 Index	(514)	1,782	286	5/11/63	(200 bp) — Monthly	(229)
	CMBX NA A.6 Index	(574)	1,782	286	5/11/63	(200 bp) — Monthly	(289)
	CMBX NA A.6 Index	(483)	1,485	238	5/11/63	(200 bp) — Monthly	(245)
	CMBX NA A.6 Index	(168)	594	95	5/11/63	(200 bp) — Monthly	(72)
	CMBX NA BB.10 Index	(470)	2,000	896	11/17/59	(500 bp) — Monthly	424
	CMBX NA BB.10 Index	(304)	1,000	448	11/17/59	(500 bp) — Monthly	143
	CMBX NA BB.7 Index	(193)	977	359	1/17/47	(500 bp) — Monthly	165
	CMBX NA BB.9 Index	(61)	1,000	396	9/17/58	(500 bp) — Monthly	334
	CMBX NA BBB-.10 Index	(4,354)	25,000	6,905	11/17/59	(300 bp) — Monthly	2,539
	CMBX NA BBB-.10 Index	(286)	2,000	552	11/17/59	(300 bp) — Monthly	265
	CMBX NA BBB-.10 Index	(120)	1,000	276	11/17/59	(300 bp) — Monthly	156
	CMBX NA BBB-.12 Index	(2,865)	22,000	6,118	8/17/61	(300 bp) — Monthly	3,242
	CMBX NA BBB-.13 Index	(62)	1,000	278	12/16/72	(300 bp) — Monthly	216
	CMBX NA BBB-.7 Index	(408)	3,461	658	1/17/47	(300 bp) — Monthly	248
	CMBX NA BBB-.8 Index	(127)	1,000	190	10/17/57	(300 bp) — Monthly	63

Upfront premium received		—			Unrealized appreciation		28,048

Upfront premium (paid)		(44,644)			Unrealized (depreciation)		(11,486)

	Total	$(44,644)				Total	$16,562
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$(1,148)	$834,000	$12,693	6/20/28	500 bp — Quarterly	$13,755
	CDX NA IG Series 41 Index	BBB+/P	(45,043)	3,500,000	41,510	12/20/28	100 bp — Quarterly	(2,756)

	Total		$(46,191)					$10,999
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $94,624,312.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$271,878	$2,089,228	$2,361,106	$3,847	$—
	Putnam Short Term Investment Fund**	2,067,499	25,648,033	20,288,017	155,174	7,427,515

	Total Short-term investments	$2,339,377	$27,737,261	$22,649,123	$159,021	$7,427,515
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,044,414.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $20,381 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $166,256 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $15,681 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,790,384	$952,948	$—
Capital goods	2,053,963	624,904	—
Communication services	830,343	218,308	—
Conglomerates	545,868	232,830	—
Consumer cyclicals	8,626,369	1,396,092	—
Consumer staples	3,438,102	1,228,303	—
Energy	2,654,094	426,716	—
Financials	7,258,512	1,899,636	—
Health care	6,832,261	1,140,713	—
Technology	18,612,606	735,369	—
Transportation	641,695	237,024	—
Utilities and power	1,319,802	431,234	—

Total common stocks	54,603,999	9,524,077	—
Asset-backed securities	—	80,905	—
Convertible bonds and notes	—	15,763	—
Convertible preferred stocks	10,800	—	—
Corporate bonds and notes	—	11,925,565	—
Foreign government and agency bonds and notes	—	393,673	—
Mortgage-backed securities	—	2,669,147	—
Purchased options outstanding	—	384,832	—
Senior loans	—	294,465	—
U.S. government and agency mortgage obligations	—	9,971,854	—
Short-term investments	260,000	9,083,706	—

Totals by level	$54,874,799	$44,343,987	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$13,013	$—
Futures contracts	92,321	—	—
Written options outstanding	—	(59,164)	—
Interest rate swap contracts	—	(33,253)	—
Total return swap contracts	—	15,841	—
Credit default contracts	—	84,598	—

Totals by level	$92,321	$21,035	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$400
Written equity option contracts (contract amount)	$200
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$2,300,000
Centrally cleared interest rate swap contracts (notional)	$11,800,000
OTC total return swap contracts (notional)	$13,400,000
OTC credit default contracts (notional)	$460,000
Centrally cleared credit default contracts (notional)	$3,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com